Old Westbury U.S. Large Cap Fund
RISK/RETURN
Investment Goal
The Fund's goal is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury U.S. Large Cap Fund
Management Fees		0.70%
Other Expenses		0.31%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1][2]	1.02%
Less Fee Waiver		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.01%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any), at 1.00%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury U.S. Large Cap Fund	103	323	562	1,246

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in a diversified portfolio of large capitalization U.S. companies that the Adviser believes have the potential for above-average returns. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in equity securities of U.S. large capitalization companies. The Adviser currently defines large capitalization U.S. companies as having, at the time of initial investment, a market capitalization of at least  $10 billion. The securities of large capitalization companies are determined to be "U.S." based on a consideration of various factors, including an issuer's domicile, principal place of business and primary stock exchange listing. The Fund may continue to hold securities whose market capitalizations fall below the foregoing threshold subsequent to the Fund's investment in such securities. The Fund may also invest in U.S. government fixed income securities, exchange-traded funds ("ETFs"), and a variety of derivatives, including futures, options, swap contracts and other derivative instruments, both to increase and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Stock Market/Company Risk - Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Prior to October 2, 2008, the Fund was named the Large Cap Equity Fund and operated under a different investment strategy. Prior to February 16, 2004, the Fund was named the Core Equities Fund and operated under a different investment strategy. The performance information shown below largely represents the Fund's prior investment strategies and may not be representative of performance the Fund will achieve under its current investment strategy.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 16.03% (quarter ended 12/31/2001) and the lowest return for a quarter was (26.05)% (quarter ended 12/31/2008).
Average Annual Total Returns	1 Year	5 Years	10 Years
Old Westbury U.S. Large Cap Fund	6.41%	0.76%	(0.50%)
Old Westbury U.S. Large Cap Fund After Taxes on Distributions	6.34%	0.54%	(0.61%)
Old Westbury U.S. Large Cap Fund After Taxes on Distributions and Sales	4.26%	0.66%	(0.41%)
Old Westbury U.S. Large Cap Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Non-U.S. Large Cap Fund
RISK/RETURN
Investment Goal
The Fund's goal is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Non-U.S. Large Cap Fund
Management Fees		0.73%
Other Expenses		0.36%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1][2]	1.10%
Less Fee Waiver		(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.06%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any), at 1.05%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Non-U.S. Large Cap Fund	108	343	600	1,334

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of large capitalization non-U.S. companies that the Adviser believes have the potential for above-average returns. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in equity securities of large capitalization non-U.S.

companies. The Adviser currently defines large capitalization non-U.S. companies as companies having, at the time of initial investment, a market capitalization of at least  $10 billion. The securities of large capitalization companies are determined to be "non-U.S." based on a consideration of various factors, including an issuer's domicile, principal place of business and primary stock exchange listing. The Fund may continue to hold securities whose market capitalizations fall below the foregoing threshold subsequent to the Fund's investment in such securities.

The Fund invests primarily in securities listed on bona fide securities exchanges or actively traded in over-the-counter markets either within or outside the issuer's domicile country. The securities may be listed or traded in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), American Depositary Receipts ("ADRs") or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund may also invest in U.S. government fixed income securities, ETFs, and a variety of derivatives, including futures, options, swap contracts and other derivative instruments, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. The Fund invests at least 65% of its total assets in securities of companies representing at least three countries, and may invest 25% or more of its assets in the securities of a single country. Emerging-market companies may represent up to 50% of the Fund's assets.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Stock Market/Company Risk - Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

Foreign Risk - Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Prior to July 28, 2008, the Fund was named the International Fund and operated under a different investment strategy. The performance through July 28, 2008 represents performance of the Fund's prior strategy to invest in a diversified portfolio of foreign companies located outside of the U.S., at least 85% of which are listed on recognized foreign securities exchanges. The performance information shown below may not be representative of performance the Fund will achieve under its current investment strategy.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 20.35% (quarter ended 9/30/2010) and the lowest return for a quarter was (18.48)% (quarter ended 9/30/2002).
Average Annual Total Returns	1 Year	5 Years	10 Years
Old Westbury Non-U.S. Large Cap Fund	15.11%	2.08%	2.46%
Old Westbury Non-U.S. Large Cap Fund After Taxes on Distributions	15.09%	1.51%	2.10%
Old Westbury Non-U.S. Large Cap Fund After Taxes on Distributions and Sales	10.11%	1.93%	2.17%
Old Westbury Non-U.S. Large Cap Fund MSCI EAFE Index (net dividends) (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Global Small & Mid Cap Fund
RISK/RETURN
Investment Goal
The Fund's goal is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Global Small & Mid Cap Fund
Management Fees		0.85%
Other Expenses		0.29%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses	[1][2]	1.18%
Less Fee Waiver		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.15%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any), at 1.11%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waiver in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Global Small & Mid Cap Fund	117	370	644	1,427

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a broad, diversified portfolio of common stocks of small and medium capitalization companies traded on a principal U.S. exchange or U.S. over-the-counter market, and stocks of small and medium capitalization non-U.S. companies in foreign countries, including emerging market countries. Under normal circumstances, the Fund invests at least 80% of its net assets, including borrowings for investment purposes, in securities of small and medium capitalization companies. The Adviser currently defines small and medium capitalization companies as companies having, at the time of initial investment, a market capitalization between  $200 million and  $10 billion. These thresholds may change from time to time. The Fund may continue to hold securities whose market capitalizations exceed or fall below the foregoing thresholds subsequent to the Fund's investment in such securities.

The Fund invests primarily in securities listed on bona fide securities exchanges or actively traded in over-the-counter markets either within or outside the issuer's domicile country. The securities may be listed or traded in the form of EDRs, GDRs, ADRs or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund also may invest in U.S. government fixed income securities, ETFs, real estate investment trusts ("REITs"), corporate bonds, and a variety of derivatives, including futures, options, swap contracts and other derivative instruments, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. The Fund invests at least 80% of its total assets in at least three countries, and may invest 50% or more of its assets in a single country. Emerging-market companies may represent up to 33% of the Fund's assets.

The Adviser has engaged sub-advisers to make the day-to-day investment decisions for portions of the Fund's portfolio.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser or sub-advisers, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Stock Market/Company Risk - Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

Smaller Company Risk - Smaller companies may be more vulnerable to market downturns and adverse business or economic events.

Foreign Risk - Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Real Estate Investment Trusts Risk - Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

Fixed Income Securities Risk - Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Multi-Style Management Risk - Because certain portions of the Fund's assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Effective January 1, 2011, the Fund changed its benchmark from the MSCI World Small Cap Index to the S&P Global MidSmallCap Index, which more closely reflects the Fund's investment strategy. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Prior to October 2, 2008, the Fund was named the Global Small Cap Fund and operated under a different investment strategy. The performance through October 2, 2008 represents performance of the Fund's prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in securities of small-capitalization companies. The performance information shown below may not be representative of performance the Fund will achieve under its current investment strategy.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 15.96% (quarter ended 9/30/2010) and the lowest return for a quarter was (11.55)% (quarter ended 12/31/2008).
Average Annual Total Returns	1 Year	5 Years	Since Inception
Old Westbury Global Small & Mid Cap Fund	24.13%	9.84%	11.08%
Old Westbury Global Small & Mid Cap Fund After Taxes on Distributions	23.68%	9.27%	10.57%
Old Westbury Global Small & Mid Cap Fund After Taxes on Distributions and Sales	16.26%	8.43%	9.60%
Old Westbury Global Small & Mid Cap Fund S&P Global MidSmallCap Index (reflects no deduction for fees, expenses or taxes)	23.27%	5.82%	7.64%
Old Westbury Global Small & Mid Cap Fund MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)	26.13%	4.53%	7.55%	[1]
[1]	MSCI World Small Cap Index since inception return from 4/30/05.

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Global Opportunities Fund
RISK/RETURN
Investment Goal
The Fund's goal is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Global Opportunities Fund
Management Fees		1.05%
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1][2]	1.31%
Less Fee Waiver		(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any), at 1.20%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Global Opportunities Fund	123	398	702	1,564

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing throughout the world in a broad range of equity securities, securities that have equity-like characteristics and fixed-income securities. Investments may include common stocks, preferred stocks, convertible securities, corporate bonds, asset-backed securities, including mortgage-backed obligations, REITs, structured notes, depository receipts, U.S. and non-U.S. government fixed-income securities, inflation-protected securities such as Treasury Inflation Protected Securities ("TIPS") and similar bonds issued by governments outside of the U.S., and commodity-linked instruments. The Fund may seek to capture the return potential created by market dislocations. The Fund invests in securities issued by companies of any capitalization size in several different countries. The Fund, as a general matter, intends to invest its assets in at least three countries, one of which may be the U.S., and to have at least 40% of its assets invested outside the U.S. However, based on the global opportunistic investment focus of the Fund, the Fund may be invested in a smaller number of countries and have a lesser percentage of its assets outside the U.S. Securities held by the Fund may be of any maturity or quality, including below investment grade rated securities and unrated securities determined by the Adviser or sub-advisers to be of comparable quality. The Fund invests in different types of securities and asset classes to the extent permitted by applicable laws, regulations and orders.

The Fund's portfolio may include investments in both domestic and foreign securities, including securities issued by companies or governments in emerging market countries. The relative attractiveness of particular currencies may influence the Adviser's or sub-advisers', investment decisions with respect to security selection. The Fund also may invest in a variety of derivatives, including among others, futures, options, swap contracts, forward contracts, including forward foreign currency exchange contracts, and other derivative instruments, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. In addition, the Fund may invest in private placements and ETFs. The Fund may engage in short selling and other investment techniques.

The Adviser employs sub-advisers for some asset classes, or segments of specific asset classes, and allocates the Fund's portfolio investments on an opportunistic basis intended to achieve attractive relative returns among asset classes and investments.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser or sub-advisers, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Non-Diversified Risk-The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund which may cause the Fund to be more volatile.

Stock Market/Company Risk - Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

Smaller Company Risk - Smaller companies may be more vulnerable to market downturns and adverse business or economic events.

Foreign Risk - Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Real Estate Investment Trusts Risk - Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

Fixed Income Securities Risk - Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

High-Yield, Lower-Grade Debt Securities Risk - High-yield and lower-grade debt securities are high risk investments and may cause principal and investment losses to the Fund.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Mortgage-Backed and Asset-Backed Securities Risk - Securities representing interests in "pools" of mortgages or other assets are subject to various risks including, prepayment and contraction risk, risk of default of the underlying mortgage or assets, and delinquencies and losses of the underlying mortgage or assets.

Municipal Securities Risk - Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities.

Convertible Securities Risk - Convertible Securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer's credit ratings or the market's perception of the issuer's creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying security, currency, index or instrument, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates or volatility.

Structured Notes Risk - Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates.

Inflation-Protected Securities Risk - The value of an inflation-protected debt security generally will fall when real interest rates rise.

Restricted Securities Risk - Restricted securities carry the risk that few potential purchasers for such securities may exist.

Short Sales Risk - Short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

Loan Participations and Assignments Risk - Loan participations and assignments of portions of loans involve special types of risk, including credit risk, interest rate risk, liquidity risk and the risks of being a lender.

Multi-Style Management Risk -Because certain portions of the Fund's assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 11.13% (quarter ended 9/30/2009) and the lowest return for a quarter was (15.12)% (quarter ended 12/31/2008).
Average Annual Total Returns	1 Year	Since Inception
Old Westbury Global Opportunities Fund	16.20%	(2.51%)
Old Westbury Global Opportunities Fund After Taxes on Distributions	13.74%	(4.34%)
Old Westbury Global Opportunities Fund After Taxes on Distributions and Sales	10.56%	(3.21%)
Old Westbury Global Opportunities Fund S&P Global LargeMidCap Index (reflects no deduction for fees, expenses or taxes)	13.40%	(3.69%)	[1]
[1]	S&P Global LargeMidCap Index since inception return from 11/30/2007.

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Real Return Fund
RISK/RETURN
Investment Goal
The Fund's goal is to seek real capital appreciation in inflationary environments.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Real Return Fund
Management Fees		0.85%
Other Expenses		0.25%
Total Annual Fund Operating Expenses	[1]	1.10%
Less Fee Waiver		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.08%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any), at 1.10%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Real Return Fund	110	346	603	1,337

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Fund intends to invest in a portfolio of instruments that Bessemer Investment Management LLC (the "Adviser") believes should benefit in environments of increasing inflation. Under normal circumstances, the Fund primarily invests its assets among the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level of inflation: inflation-protected securities such as TIPS and similar bonds issued by governments outside of the U.S., floating-rate bonds issued by various government and corporate entities, commodities, real estate investment trusts or REITs, securities and derivatives linked to the price of other assets (such as commodities, stock indexes and real estate), and equity securities of domestic and foreign companies within the natural-resources and agricultural sectors and related industries. The Fund also may invest in ETFs, convertible securities, structured notes and private placements. The Adviser attempts to manage the Fund's "real return" (which equals total return less the estimated cost of inflation) by investing in instruments that the Adviser believes should perform better than other instruments during a period of time when inflation is rising. The Fund also attempts to hedge against inflationary pressures by investing in non-traditional instruments such as derivative instruments and commodities. The Adviser may also engage in options and futures transactions. Derivatives may be used to increase returns and/or to hedge or protect the Fund's exposure to, for example, interest rate movements, movements in commodities or securities markets and currency value fluctuations. In addition, the Fund may engage in short selling and other investment techniques.

The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in OWF Real Return Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment goal as the Fund. In addition, the Subsidiary (like the Fund) will limit its investment in illiquid assets to 15% of its net assets. In this regard, the Fund's investment in the Subsidiary is considered liquid. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Fund's investment in the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other investments in which the Subsidiary invests, which are discussed elsewhere in the Prospectus.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Non-Diversified Risk - The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund which may cause the Fund to be more volatile.

Stock Market/Company Risk - Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

Smaller Company Risk - Smaller companies may be more vulnerable to market downturns and adverse business or economic events.

Foreign Risk - Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Real Estate Investment Trusts Risk - Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

Fixed Income Securities Risk - Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Inflation-Protected Securities Risk - The value of an inflation-protected debt security generally will fall when real interest rates rise.

Convertible Securities Risk - Convertible Securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer's credit ratings or the market's perception of the issuer's creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Structured Notes Risk - Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates.

Commodities Risk - The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Restricted Securities Risk - Restricted securities carry the risk that few potential purchasers for such securities may exist.

Short Sales Risk - Short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

Certain Tax Risk - The tax treatment and characterization of the Fund's distribution may vary significantly from time to time because of the varied nature of the Fund's investments. The Fund's Subsidiary will be treated as a "controlled foreign corporation" and the Fund will be treated as a "U.S. shareholder" of the Subsidiary for U.S. federal income tax purposes. As a result, the Fund will be required to currently include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income", whether or not such income is distributed by the Subsidiary, and there will be a corresponding adjustment to the Fund's tax basis in the subsidiary. This reporting disparity may give rise to differences when calculating distributable earnings or deficits under U.S. GAAP and U.S. federal income tax rules, and such differences could be material.

Subsidiary Risk - Because the Fund will invest a portion of its assets in the Subsidiary, which may hold commodities, commodities-related instruments, derivatives and other investments described in this Prospectus, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodities, commodities-related instruments, derivatives and other investments.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Effective January 1, 2011, the Fund changed its primary benchmark to the Dow Jones UBS Commodity Index, which more closely reflects the Fund's investment strategy. The Barclays Capital U.S. TIPS Index is the Fund's secondary benchmark. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 16.70% (quarter ended 12/31/2010) and the lowest return for a quarter was (28.95)% (quarter ended 12/31/2008).
Average Annual Total Returns	1 Year	5 Years	Since Inception
Old Westbury Real Return Fund	15.75%	5.30%	6.65%
Old Westbury Real Return Fund After Taxes on Distributions	13.99%	4.04%	5.47%
Old Westbury Real Return Fund After Taxes on Distributions and Sales	10.24%	4.10%	5.31%
Old Westbury Real Return Fund Dow Jones UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	16.83%	1.18%	3.57%
Old Westbury Real Return Fund Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	6.31%	5.33%	4.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Fixed Income Fund
RISK/RETURN
Investment Goal
The Fund's goal is to seek total return (consisting of current income and capital appreciation).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Fixed Income Fund
Management Fees		0.45%
Other Expenses	[1]	0.33%
Total Annual Fund Operating Expenses	[2]	0.78%
Less Fee Waiver		(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.68%
[1]	Bessemer Trust Company, N.A. has contractually committed through October 31, 2012, to waive its shareholder servicing fee for the Fund to the extent necessary to maintain a maximum shareholder servicing fee for the Fund at 0.10%. The shareholder servicing fee commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any) and after the application of the shareholder servicing fee commitment, at 0.70%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Fixed Income Fund	69	232	417	950

Portfolio Turnover

The Fund pays transaction costs, such as commission, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of investment-grade bonds and notes. The Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities including corporate, asset-backed, mortgage-backed, and U.S. government securities. The Adviser attempts to manage the Fund's "total return" (which includes both changes in principal value of the Fund's securities and income earned) by lengthening or shortening the average maturity of the Fund's securities according to whether the Adviser expects market interest rates to increase or decline. The Fund may also engage in futures and options transactions, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. In addition, the Fund may invest in ETFs, convertible securities, municipal securities, and inflation-protected securities such as TIPS and similar bonds issued by governments outside of the U.S.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Fixed Income Securities Risk - Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Inflation-Protected Securities Risk - The value of an inflation-protected debt security generally will fall when real interest rates rise.

Mortgage-Backed and Asset-Backed Securities Risk - Securities representing interests in "pools" of mortgages or other assets are subject to various risks, including prepayment and contraction risk, risk of default of the underlying mortgage or assets and delinquencies and losses of the underlying mortgage or assets.

Municipal Securities Risk - Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities.

Convertible Securities Risk - Convertible Securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer's credit ratings or the market's perception of the issuer's creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

Foreign Risk - Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 7.61% (quarter ended 12/31/2008) and the lowest return for a quarter was (1.99)% (quarter ended 6/30/2008).
Average Annual Total Returns	1 Year	5 Years	10 Years
Old Westbury Fixed Income Fund	4.85%	5.98%	5.41%
Old Westbury Fixed Income Fund After Taxes on Distributions	3.66%	4.54%	3.95%
Old Westbury Fixed Income Fund After Taxes on Distributions and Sales	3.18%	4.30%	3.79%
Old Westbury Fixed Income Fund Barclays Government/Credit Total Index (reflects no deduction for fees, expenses or taxes)	6.59%	5.56%	5.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Municipal Bond Fund
RISK/RETURN
Investment Goal
The Fund's goal is to seek total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Municipal Bond Fund
Management Fees		0.44%
Other Expenses	[1]	0.32%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	0.77%
Less Fee Waiver		(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.67%
[1]	Bessemer Trust Company, N.A. has contractually committed through October 31, 2012, to waive its shareholder servicing fee for the Fund to the extent necessary to maintain a maximum shareholder servicing fee for the Fund at 0.10%. The shareholder servicing fee commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012, to waive its advisory fee to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any) and after the application of the shareholder servicing fee commitment, at 0.70%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Municipal Bond Fund	68	229	411	938

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of investment-grade municipal securities, which includes tax-free debt securities of states, territories, and possessions of the U.S. and political subdivisions and taxing authorities of these entities, with a goal of seeking total return (consisting of current income that is exempt from regular federal income tax and capital appreciation). At least 80% of the Fund's income from investments in municipal securities will be exempt from regular federal income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax. The Fund invests, as a non-fundamental policy, at least 80% of its net assets, plus borrowings for investment purposes, in municipal bonds. The Fund also may invest in ETFs.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Fixed Income Securities Risk - Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

Focus Risk -To the extent that the Fund focuses on investments within a single state, its performance can be more volatile than that of a fund that invests more broadly.

Municipal Securities Risk - Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

Liquidity Risk - Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable time or price.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund to a broad-based securities index. Effective January 1, 2011, the Fund changed its benchmark from the Barclays Municipal Bond Index to the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index, which more closely reflects the Fund's investment strategy. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 6.15% (quarter ended 9/30/2009) and the lowest return for a quarter was (3.99)% (quarter ended 12/31/2010).
Average Annual Total Returns	1 Year	5 Years	10 Years
Old Westbury Municipal Bond Fund	2.44%	4.23%	4.51%
Old Westbury Municipal Bond Fund After Taxes on Distributions	2.35%	4.20%	4.36%
Old Westbury Municipal Bond Fund After Taxes on Distributions and Sales	2.73%	4.05%	4.24%
Old Westbury Municipal Bond Fund Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (reflects no deduction for fees, expenses and taxes)	3.04%	4.71%	4.91%
Old Westbury Municipal Bond Fund Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	OLD WESTBURY FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000909994
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Old Westbury U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of large capitalization U.S. companies that the Adviser believes have the potential for above-average returns. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in equity securities of U.S. large capitalization companies. The Adviser currently defines large capitalization U.S. companies as having, at the time of initial investment, a market capitalization of at least  $10 billion. The securities of large capitalization companies are determined to be "U.S." based on a consideration of various factors, including an issuer's domicile, principal place of business and primary stock exchange listing. The Fund may continue to hold securities whose market capitalizations fall below the foregoing threshold subsequent to the Fund's investment in such securities. The Fund may also invest in U.S. government fixed income securities, exchange-traded funds ("ETFs"), and a variety of derivatives, including futures, options, swap contracts and other derivative instruments, both to increase and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Stock Market/Company Risk - Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Prior to October 2, 2008, the Fund was named the Large Cap Equity Fund and operated under a different investment strategy. Prior to February 16, 2004, the Fund was named the Core Equities Fund and operated under a different investment strategy. The performance information shown below largely represents the Fund's prior investment strategies and may not be representative of performance the Fund will achieve under its current investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 16.03% (quarter ended 12/31/2001) and the lowest return for a quarter was (26.05)% (quarter ended 12/31/2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.05%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Old Westbury U.S. Large Cap Fund | Old Westbury U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1],[2]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	562
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,246
Annual Return 2001	rr_AnnualReturn2001	(12.71%)
Annual Return 2002	rr_AnnualReturn2002	(20.93%)
Annual Return 2003	rr_AnnualReturn2003	20.19%
Annual Return 2004	rr_AnnualReturn2004	6.03%
Annual Return 2005	rr_AnnualReturn2005	4.16%
Annual Return 2006	rr_AnnualReturn2006	13.01%
Annual Return 2007	rr_AnnualReturn2007	6.94%
Annual Return 2008	rr_AnnualReturn2008	(37.69%)
Annual Return 2009	rr_AnnualReturn2009	29.59%
Annual Return 2010	rr_AnnualReturn2010	6.41%
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	(0.50%)
Old Westbury U.S. Large Cap Fund | Old Westbury U.S. Large Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.34%
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	(0.61%)
Old Westbury U.S. Large Cap Fund | Old Westbury U.S. Large Cap Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.26%
5 Years	rr_AverageAnnualReturnYear05	0.66%
10 Years	rr_AverageAnnualReturnYear10	(0.41%)
Old Westbury U.S. Large Cap Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Old Westbury Non-U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of large capitalization non-U.S. companies that the Adviser believes have the potential for above-average returns. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in equity securities of large capitalization non-U.S.

companies. The Adviser currently defines large capitalization non-U.S. companies as companies having, at the time of initial investment, a market capitalization of at least  $10 billion. The securities of large capitalization companies are determined to be "non-U.S." based on a consideration of various factors, including an issuer's domicile, principal place of business and primary stock exchange listing. The Fund may continue to hold securities whose market capitalizations fall below the foregoing threshold subsequent to the Fund's investment in such securities.

The Fund invests primarily in securities listed on bona fide securities exchanges or actively traded in over-the-counter markets either within or outside the issuer's domicile country. The securities may be listed or traded in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), American Depositary Receipts ("ADRs") or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund may also invest in U.S. government fixed income securities, ETFs, and a variety of derivatives, including futures, options, swap contracts and other derivative instruments, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. The Fund invests at least 65% of its total assets in securities of companies representing at least three countries, and may invest 25% or more of its assets in the securities of a single country. Emerging-market companies may represent up to 50% of the Fund's assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Stock Market/Company Risk - Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

Foreign Risk - Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Prior to July 28, 2008, the Fund was named the International Fund and operated under a different investment strategy. The performance through July 28, 2008 represents performance of the Fund's prior strategy to invest in a diversified portfolio of foreign companies located outside of the U.S., at least 85% of which are listed on recognized foreign securities exchanges. The performance information shown below may not be representative of performance the Fund will achieve under its current investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 20.35% (quarter ended 9/30/2010) and the lowest return for a quarter was (18.48)% (quarter ended 9/30/2002).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.48%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Old Westbury Non-U.S. Large Cap Fund | Old Westbury Non-U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2],[3]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.06%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,334
Annual Return 2001	rr_AnnualReturn2001	(25.63%)
Annual Return 2002	rr_AnnualReturn2002	(15.21%)
Annual Return 2003	rr_AnnualReturn2003	38.58%
Annual Return 2004	rr_AnnualReturn2004	14.86%
Annual Return 2005	rr_AnnualReturn2005	14.60%
Annual Return 2006	rr_AnnualReturn2006	19.18%
Annual Return 2007	rr_AnnualReturn2007	3.33%
Annual Return 2008	rr_AnnualReturn2008	(34.20%)
Annual Return 2009	rr_AnnualReturn2009	18.81%
Annual Return 2010	rr_AnnualReturn2010	15.11%
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	2.46%
Old Westbury Non-U.S. Large Cap Fund | Old Westbury Non-U.S. Large Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	2.10%
Old Westbury Non-U.S. Large Cap Fund | Old Westbury Non-U.S. Large Cap Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	2.17%
Old Westbury Non-U.S. Large Cap Fund | MSCI EAFE Index (net dividends) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Old Westbury Global Small & Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a broad, diversified portfolio of common stocks of small and medium capitalization companies traded on a principal U.S. exchange or U.S. over-the-counter market, and stocks of small and medium capitalization non-U.S. companies in foreign countries, including emerging market countries. Under normal circumstances, the Fund invests at least 80% of its net assets, including borrowings for investment purposes, in securities of small and medium capitalization companies. The Adviser currently defines small and medium capitalization companies as companies having, at the time of initial investment, a market capitalization between  $200 million and  $10 billion. These thresholds may change from time to time. The Fund may continue to hold securities whose market capitalizations exceed or fall below the foregoing thresholds subsequent to the Fund's investment in such securities.

The Fund invests primarily in securities listed on bona fide securities exchanges or actively traded in over-the-counter markets either within or outside the issuer's domicile country. The securities may be listed or traded in the form of EDRs, GDRs, ADRs or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund also may invest in U.S. government fixed income securities, ETFs, real estate investment trusts ("REITs"), corporate bonds, and a variety of derivatives, including futures, options, swap contracts and other derivative instruments, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. The Fund invests at least 80% of its total assets in at least three countries, and may invest 50% or more of its assets in a single country. Emerging-market companies may represent up to 33% of the Fund's assets.

The Adviser has engaged sub-advisers to make the day-to-day investment decisions for portions of the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser or sub-advisers, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Stock Market/Company Risk - Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

Smaller Company Risk - Smaller companies may be more vulnerable to market downturns and adverse business or economic events.

Foreign Risk - Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Real Estate Investment Trusts Risk - Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

Fixed Income Securities Risk - Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Multi-Style Management Risk - Because certain portions of the Fund's assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Effective January 1, 2011, the Fund changed its benchmark from the MSCI World Small Cap Index to the S&P Global MidSmallCap Index, which more closely reflects the Fund's investment strategy. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Prior to October 2, 2008, the Fund was named the Global Small Cap Fund and operated under a different investment strategy. The performance through October 2, 2008 represents performance of the Fund's prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in securities of small-capitalization companies. The performance information shown below may not be representative of performance the Fund will achieve under its current investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 15.96% (quarter ended 9/30/2010) and the lowest return for a quarter was (11.55)% (quarter ended 12/31/2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.55%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Old Westbury Global Small & Mid Cap Fund | Old Westbury Global Small & Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[4],[5]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,427
Annual Return 2006	rr_AnnualReturn2006	20.65%
Annual Return 2007	rr_AnnualReturn2007	6.59%
Annual Return 2008	rr_AnnualReturn2008	(24.40%)
Annual Return 2009	rr_AnnualReturn2009	32.47%
Annual Return 2010	rr_AnnualReturn2010	24.13%
1 Year	rr_AverageAnnualReturnYear01	24.13%
5 Years	rr_AverageAnnualReturnYear05	9.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.08%
Old Westbury Global Small & Mid Cap Fund | Old Westbury Global Small & Mid Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.68%
5 Years	rr_AverageAnnualReturnYear05	9.27%
Since Inception	rr_AverageAnnualReturnSinceInception	10.57%
Old Westbury Global Small & Mid Cap Fund | Old Westbury Global Small & Mid Cap Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	8.43%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%
Old Westbury Global Small & Mid Cap Fund | S&P Global MidSmallCap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.27%
5 Years	rr_AverageAnnualReturnYear05	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Old Westbury Global Small & Mid Cap Fund | MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.13%
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%	[6]
Old Westbury Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment goal by investing throughout the world in a broad range of equity securities, securities that have equity-like characteristics and fixed-income securities. Investments may include common stocks, preferred stocks, convertible securities, corporate bonds, asset-backed securities, including mortgage-backed obligations, REITs, structured notes, depository receipts, U.S. and non-U.S. government fixed-income securities, inflation-protected securities such as Treasury Inflation Protected Securities ("TIPS") and similar bonds issued by governments outside of the U.S., and commodity-linked instruments. The Fund may seek to capture the return potential created by market dislocations. The Fund invests in securities issued by companies of any capitalization size in several different countries. The Fund, as a general matter, intends to invest its assets in at least three countries, one of which may be the U.S., and to have at least 40% of its assets invested outside the U.S. However, based on the global opportunistic investment focus of the Fund, the Fund may be invested in a smaller number of countries and have a lesser percentage of its assets outside the U.S. Securities held by the Fund may be of any maturity or quality, including below investment grade rated securities and unrated securities determined by the Adviser or sub-advisers to be of comparable quality. The Fund invests in different types of securities and asset classes to the extent permitted by applicable laws, regulations and orders.

The Fund's portfolio may include investments in both domestic and foreign securities, including securities issued by companies or governments in emerging market countries. The relative attractiveness of particular currencies may influence the Adviser's or sub-advisers', investment decisions with respect to security selection. The Fund also may invest in a variety of derivatives, including among others, futures, options, swap contracts, forward contracts, including forward foreign currency exchange contracts, and other derivative instruments, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. In addition, the Fund may invest in private placements and ETFs. The Fund may engage in short selling and other investment techniques.

The Adviser employs sub-advisers for some asset classes, or segments of specific asset classes, and allocates the Fund's portfolio investments on an opportunistic basis intended to achieve attractive relative returns among asset classes and investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser or sub-advisers, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Non-Diversified Risk-The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund which may cause the Fund to be more volatile.

Stock Market/Company Risk - Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

Smaller Company Risk - Smaller companies may be more vulnerable to market downturns and adverse business or economic events.

Foreign Risk - Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Real Estate Investment Trusts Risk - Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

Fixed Income Securities Risk - Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

High-Yield, Lower-Grade Debt Securities Risk - High-yield and lower-grade debt securities are high risk investments and may cause principal and investment losses to the Fund.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Mortgage-Backed and Asset-Backed Securities Risk - Securities representing interests in "pools" of mortgages or other assets are subject to various risks including, prepayment and contraction risk, risk of default of the underlying mortgage or assets, and delinquencies and losses of the underlying mortgage or assets.

Municipal Securities Risk - Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities.

Convertible Securities Risk - Convertible Securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer's credit ratings or the market's perception of the issuer's creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying security, currency, index or instrument, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates or volatility.

Structured Notes Risk - Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates.

Inflation-Protected Securities Risk - The value of an inflation-protected debt security generally will fall when real interest rates rise.

Restricted Securities Risk - Restricted securities carry the risk that few potential purchasers for such securities may exist.

Short Sales Risk - Short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

Loan Participations and Assignments Risk - Loan participations and assignments of portions of loans involve special types of risk, including credit risk, interest rate risk, liquidity risk and the risks of being a lender.

Multi-Style Management Risk -Because certain portions of the Fund's assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a part of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund which may cause the Fund to be more volatile.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 11.13% (quarter ended 9/30/2009) and the lowest return for a quarter was (15.12)% (quarter ended 12/31/2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.12%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Old Westbury Global Opportunities Fund | Old Westbury Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[2],[7]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.21%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	398
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,564
Annual Return 2008	rr_AnnualReturn2008	(34.03%)
Annual Return 2009	rr_AnnualReturn2009	21.26%
Annual Return 2010	rr_AnnualReturn2010	16.20%
1 Year	rr_AverageAnnualReturnYear01	16.20%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.51%)
Old Westbury Global Opportunities Fund | Old Westbury Global Opportunities Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.74%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.34%)
Old Westbury Global Opportunities Fund | Old Westbury Global Opportunities Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.56%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.21%)
Old Westbury Global Opportunities Fund | S&P Global LargeMidCap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.69%)	[8]
Old Westbury Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to seek real capital appreciation in inflationary environments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to invest in a portfolio of instruments that Bessemer Investment Management LLC (the "Adviser") believes should benefit in environments of increasing inflation. Under normal circumstances, the Fund primarily invests its assets among the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level of inflation: inflation-protected securities such as TIPS and similar bonds issued by governments outside of the U.S., floating-rate bonds issued by various government and corporate entities, commodities, real estate investment trusts or REITs, securities and derivatives linked to the price of other assets (such as commodities, stock indexes and real estate), and equity securities of domestic and foreign companies within the natural-resources and agricultural sectors and related industries. The Fund also may invest in ETFs, convertible securities, structured notes and private placements. The Adviser attempts to manage the Fund's "real return" (which equals total return less the estimated cost of inflation) by investing in instruments that the Adviser believes should perform better than other instruments during a period of time when inflation is rising. The Fund also attempts to hedge against inflationary pressures by investing in non-traditional instruments such as derivative instruments and commodities. The Adviser may also engage in options and futures transactions. Derivatives may be used to increase returns and/or to hedge or protect the Fund's exposure to, for example, interest rate movements, movements in commodities or securities markets and currency value fluctuations. In addition, the Fund may engage in short selling and other investment techniques.

The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in OWF Real Return Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment goal as the Fund. In addition, the Subsidiary (like the Fund) will limit its investment in illiquid assets to 15% of its net assets. In this regard, the Fund's investment in the Subsidiary is considered liquid. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Fund's investment in the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other investments in which the Subsidiary invests, which are discussed elsewhere in the Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Non-Diversified Risk - The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund which may cause the Fund to be more volatile.

Stock Market/Company Risk - Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

Smaller Company Risk - Smaller companies may be more vulnerable to market downturns and adverse business or economic events.

Foreign Risk - Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Real Estate Investment Trusts Risk - Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

Fixed Income Securities Risk - Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Inflation-Protected Securities Risk - The value of an inflation-protected debt security generally will fall when real interest rates rise.

Convertible Securities Risk - Convertible Securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer's credit ratings or the market's perception of the issuer's creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Structured Notes Risk - Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates.

Commodities Risk - The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Restricted Securities Risk - Restricted securities carry the risk that few potential purchasers for such securities may exist.

Short Sales Risk - Short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

Certain Tax Risk - The tax treatment and characterization of the Fund's distribution may vary significantly from time to time because of the varied nature of the Fund's investments. The Fund's Subsidiary will be treated as a "controlled foreign corporation" and the Fund will be treated as a "U.S. shareholder" of the Subsidiary for U.S. federal income tax purposes. As a result, the Fund will be required to currently include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income", whether or not such income is distributed by the Subsidiary, and there will be a corresponding adjustment to the Fund's tax basis in the subsidiary. This reporting disparity may give rise to differences when calculating distributable earnings or deficits under U.S. GAAP and U.S. federal income tax rules, and such differences could be material.

Subsidiary Risk - Because the Fund will invest a portion of its assets in the Subsidiary, which may hold commodities, commodities-related instruments, derivatives and other investments described in this Prospectus, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodities, commodities-related instruments, derivatives and other investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a part of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund which may cause the Fund to be more volatile.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Effective January 1, 2011, the Fund changed its primary benchmark to the Dow Jones UBS Commodity Index, which more closely reflects the Fund's investment strategy. The Barclays Capital U.S. TIPS Index is the Fund's secondary benchmark. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 16.70% (quarter ended 12/31/2010) and the lowest return for a quarter was (28.95)% (quarter ended 12/31/2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.95%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Old Westbury Real Return Fund | Old Westbury Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[9]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.08%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,337
Annual Return 2006	rr_AnnualReturn2006	11.46%
Annual Return 2007	rr_AnnualReturn2007	26.49%
Annual Return 2008	rr_AnnualReturn2008	(36.94%)
Annual Return 2009	rr_AnnualReturn2009	25.77%
Annual Return 2010	rr_AnnualReturn2010	15.75%
1 Year	rr_AverageAnnualReturnYear01	15.75%
5 Years	rr_AverageAnnualReturnYear05	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Old Westbury Real Return Fund | Old Westbury Real Return Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.99%
5 Years	rr_AverageAnnualReturnYear05	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Old Westbury Real Return Fund | Old Westbury Real Return Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.24%
5 Years	rr_AverageAnnualReturnYear05	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Old Westbury Real Return Fund | Dow Jones UBS Commodity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Old Westbury Real Return Fund | Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Old Westbury Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to seek total return (consisting of current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commission, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of investment-grade bonds and notes. The Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities including corporate, asset-backed, mortgage-backed, and U.S. government securities. The Adviser attempts to manage the Fund's "total return" (which includes both changes in principal value of the Fund's securities and income earned) by lengthening or shortening the average maturity of the Fund's securities according to whether the Adviser expects market interest rates to increase or decline. The Fund may also engage in futures and options transactions, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. In addition, the Fund may invest in ETFs, convertible securities, municipal securities, and inflation-protected securities such as TIPS and similar bonds issued by governments outside of the U.S.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Fixed Income Securities Risk - Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

U.S. Government Obligations Risk - U.S. government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. government.

Inflation-Protected Securities Risk - The value of an inflation-protected debt security generally will fall when real interest rates rise.

Mortgage-Backed and Asset-Backed Securities Risk - Securities representing interests in "pools" of mortgages or other assets are subject to various risks, including prepayment and contraction risk, risk of default of the underlying mortgage or assets and delinquencies and losses of the underlying mortgage or assets.

Municipal Securities Risk - Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities.

Convertible Securities Risk - Convertible Securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer's credit ratings or the market's perception of the issuer's creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

Foreign Risk - Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

Derivatives Risk - Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund's performance to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 7.61% (quarter ended 12/31/2008) and the lowest return for a quarter was (1.99)% (quarter ended 6/30/2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.99%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[11]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.68%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	950
Annual Return 2001	rr_AnnualReturn2001	7.02%
Annual Return 2002	rr_AnnualReturn2002	10.32%
Annual Return 2003	rr_AnnualReturn2003	2.41%
Annual Return 2004	rr_AnnualReturn2004	2.07%
Annual Return 2005	rr_AnnualReturn2005	2.63%
Annual Return 2006	rr_AnnualReturn2006	3.40%
Annual Return 2007	rr_AnnualReturn2007	8.21%
Annual Return 2008	rr_AnnualReturn2008	11.19%
Annual Return 2009	rr_AnnualReturn2009	2.48%
Annual Return 2010	rr_AnnualReturn2010	4.85%
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	5.41%
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.66%
5 Years	rr_AverageAnnualReturnYear05	4.54%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.18%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Old Westbury Fixed Income Fund | Barclays Government/Credit Total Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Old Westbury Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to seek total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of investment-grade municipal securities, which includes tax-free debt securities of states, territories, and possessions of the U.S. and political subdivisions and taxing authorities of these entities, with a goal of seeking total return (consisting of current income that is exempt from regular federal income tax and capital appreciation). At least 80% of the Fund's income from investments in municipal securities will be exempt from regular federal income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax. The Fund invests, as a non-fundamental policy, at least 80% of its net assets, plus borrowings for investment purposes, in municipal bonds. The Fund also may invest in ETFs.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see "Additional Information About the Funds" beginning on page 33 of the Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Fixed Income Securities Risk - Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

Focus Risk -To the extent that the Fund focuses on investments within a single state, its performance can be more volatile than that of a fund that invests more broadly.

Municipal Securities Risk - Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

Liquidity Risk - Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable time or price.

Exchange-Traded Funds Risk - Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund to a broad-based securities index. Effective January 1, 2011, the Fund changed its benchmark from the Barclays Municipal Bond Index to the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index, which more closely reflects the Fund's investment strategy. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 6.15% (quarter ended 9/30/2009) and the lowest return for a quarter was (3.99)% (quarter ended 12/31/2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.99%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/10)
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[12]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.67%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	938
Annual Return 2001	rr_AnnualReturn2001	4.25%
Annual Return 2002	rr_AnnualReturn2002	10.90%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	2.59%
Annual Return 2005	rr_AnnualReturn2005	1.80%
Annual Return 2006	rr_AnnualReturn2006	3.74%
Annual Return 2007	rr_AnnualReturn2007	3.81%
Annual Return 2008	rr_AnnualReturn2008	2.59%
Annual Return 2009	rr_AnnualReturn2009	8.70%
Annual Return 2010	rr_AnnualReturn2010	2.44%
1 Year	rr_AverageAnnualReturnYear01	2.44%
5 Years	rr_AverageAnnualReturnYear05	4.23%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.35%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.73%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Old Westbury Municipal Bond Fund | Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.04%
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Old Westbury Municipal Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%

[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any), at 1.00%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any), at 1.05%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[4]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any), at 1.11%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[5]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waiver in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[6]	MSCI World Small Cap Index since inception return from 4/30/05.
[7]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any), at 1.20%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[8]	S&P Global LargeMidCap Index since inception return from 11/30/2007.
[9]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any), at 1.10%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[10]	Bessemer Trust Company, N.A. has contractually committed through October 31, 2012, to waive its shareholder servicing fee for the Fund to the extent necessary to maintain a maximum shareholder servicing fee for the Fund at 0.10%. The shareholder servicing fee commitment may be changed or terminated at any time with the approval of the Board of Directors.
[11]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any) and after the application of the shareholder servicing fee commitment, at 0.70%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[12]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2012, to waive its advisory fee to the extent necessary to maintain the net operating expense ratio of the Fund, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses (if any) and after the application of the shareholder servicing fee commitment, at 0.70%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.